TAXATION - Deferred Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Contract liabilities	¥ 46,691	¥ 43,794
Net operating tax losses carried forward	353,148	126,368
Accrued expenses	18,166	15,968
Advertising expenses in excess of deduction limit	125,605	102,621
Expected credit loss	2,291	1,548
Lease liabilities	272,614	127,026
Others	5,567
Subtotal	824,082	417,325
Less: valuation allowance	(142,520)	(38,201)
Less: deferred tax liabilities in relation to property and equipment-(accelerated depreciation)	(5,957)
Less: deferred tax liabilities in relation to right-of-use asset	(272,784)	(125,914)
Total deferred tax assets, net	¥ 402,821	¥ 253,210